Marketable securities and investment in associate (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Disclosure of marketable securities [Table Text Block]
	December 31, 2022 Fair value	Acquired	Disposed	FX Adjusted	December 31, 2023 Fair value
Green Matters	$1,819,800	$-	$-	$(34,290)	$1,785,510
Total	$1,819,800	$-	$-	$(34,290)	$1,785,510

	December 31, 2021 Fair value	Acquired	Disposed	Gain/(Loss)	December 31, 2022 Fair value
Captiva	$454,219	$-	$(855,000)	$400,781	$-
Green Matters	-	1,819,800	-	-	1,819,800
Total	$454,219	$1,819,800	$(855,000)	$400,781	$1,819,800

Disclosure of Investment In Associate [Table Text Block]
Investment in associate	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Transition from marketable security to equity method	-	855,000
Shares for debt transaction	-	2,064,000
Equity pick-up	-	(102,756)
Disposition	-	(2,816,244)
	$-	$-